Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

July 31, 2016

Dates Covered
Collections Period	07/01/16 - 07/31/16
Interest Accrual Period	07/15/16 - 08/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/16	200,695,989.89	16,860
Yield Supplement Overcollateralization Amount 06/30/16	4,015,608.27	0
Receivables Balance 06/30/16	204,711,598.16	16,860
Principal Payments	10,044,356.47	414
Defaulted Receivables	418,039.78	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/16	3,685,203.68	0
Pool Balance at 07/31/16	190,563,998.23	16,423

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	24.54%

Prepayment ABS Speed	1.28%

Overcollateralization Target Amount	8,575,379.92
Actual Overcollateralization	8,575,379.92

Weighted Average APR	3.36%
Weighted Average APR, Yield Adjusted	5.01%
Weighted Average Remaining Term	32.49

Delinquent Receivables:
Past Due 31-60 days	4,215,587.25	263
Past Due 61-90 days	970,435.11	62
Past Due 91-120 days	99,262.74	9
Past Due 121+ days	0.00	0
Total	5,285,285.10	334

Total 31+ Delinquent as % Ending Pool Balance	2.77%

Recoveries	192,747.62

Aggregate Net Losses/(Gains) - July 2016	225,292.16

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.32%
Prior Net Losses Ratio	0.81%
Second Prior Net Losses Ratio	0.11%
Third Prior Net Losses Ratio	1.07%
Four Month Average	0.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.52%

Flow of Funds	$ Amount

Collections	10,780,423.43
Advances	1,642.39
Investment Earnings on Cash Accounts	3,103.22
Servicing Fee	(170,593.00)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,614,576.04

Distributions of Available Funds
(1) Class A Interest	166,556.21
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	1,100,672.11
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,575,379.92
(7) Distribution to Certificateholders	749,594.90
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,614,576.04

Servicing Fee	170,593.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 07/15/16	191,664,670.34
Principal Paid	9,676,052.03
Note Balance @ 08/15/16	181,988,618.31

Class A-1
Note Balance @ 07/15/16	0.00
Principal Paid	0.00
Note Balance @ 08/15/16	0.00
Note Factor @ 08/15/16	0.0000000%

Class A-2
Note Balance @ 07/15/16	0.00
Principal Paid	0.00
Note Balance @ 08/15/16	0.00
Note Factor @ 08/15/16	0.0000000%

Class A-3
Note Balance @ 07/15/16	66,379,670.34
Principal Paid	9,676,052.03
Note Balance @ 08/15/16	56,703,618.31
Note Factor @ 08/15/16	24.1291993%

Class A-4
Note Balance @ 07/15/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	109,676,000.00
Note Factor @ 08/15/16	100.0000000%

Class B
Note Balance @ 07/15/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	15,609,000.00
Note Factor @ 08/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	188,929.11
Total Principal Paid	9,676,052.03
Total Paid	9,864,981.14

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	45,912.61
Principal Paid	9,676,052.03
Total Paid to A-3 Holders	9,721,964.64

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2538397
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.0004663
Total Distribution Amount	13.2543060

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1953728
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.1746895
Total A-3 Distribution Amount	41.3700623

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	113.75
Noteholders' Principal Distributable Amount	886.25

Account Balances	$ Amount

Advances
Balance as of 06/30/16	39,880.14
Balance as of 07/31/16	41,522.53
Change	1,642.39

Reserve Account
Balance as of 07/15/16	1,903,544.61
Investment Earnings	483.72
Investment Earnings Paid	(483.72)
Deposit/(Withdrawal)	-
Balance as of 08/15/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61